Document And Entity Information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Jun. 15, 2018	Oct. 01, 2017
Document Information [Line Items]
Entity Registrant Name	Seneca Foods Corp
Entity Central Index Key	0000088948
Trading Symbol	senea
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 241,650
Document Type	10-K
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		1,884,439
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)		7,860,033